Income taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2020 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 10,155
Unrecognised deferred tax assets	4,631
Canada
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,371
France
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,197
United States
Deferred tax assets and liabilities
Unrecognised deferred tax assets	$ 307